Discontinued Operations Discontinued Operations Income Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations	$ 3,212,447		$ 3,177,183
Net income from discontinued operations	3,721,397	$ 52,773	3,331,051
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	2,952,383	3,180,680	3,802,805
Expenses	2,394,074	3,127,907	3,648,937
Income from continuing operations of the discontinued operations	558,309	52,773	153,868
Gain on sale of discontinued operations	3,163,088		3,177,183
Net income from discontinued operations	$ 3,721,397	$ 52,773	$ 3,331,051